Average Annual Total Returns - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2023
Fidelity Advisor Mid Cap II Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(19.91%)
Past 5 years	4.39%
Past 10 years	8.89%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.91%)
Past 5 years	2.61%
Past 10 years	6.82%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.02%)
Past 5 years	3.36%
Past 10 years	6.86%
Fidelity Advisor Mid Cap II Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.50%)
Past 5 years	4.80%
Past 10 years	8.86%
Fidelity Advisor Mid Cap II Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.16%)
Past 5 years	4.64%
Past 10 years	8.89%
Fidelity Advisor Mid Cap II Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(14.77%)
Past 5 years	5.94%
Past 10 years	9.83%
Fidelity Advisor Mid Cap II Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(14.67%)
Past 5 years	6.07%
Since Inception	8.34%	[1]
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%

[1]	A From August 13, 2013